Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 83.5%
Debt Funds - 32.3%
American Funds Insurance Series - American High-Income Trust, Class 1	723,253	$6,379,089
American Funds Insurance Series - The Bond Fund of America, Class 1	4,753,603	45,016,622
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	473,755	4,851,248
Total Debt Funds		56,246,959
Equity Funds - 51.2%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	1,517,871	15,968,005
American Funds Insurance Series - Global Small Capitalization Fund, Class 1*	217,013	3,198,778
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	2,072,582	23,876,142
American Funds Insurance Series Growth Fund, Class 1	319,751	23,901,392
American Funds Insurance Series Growth-Income Fund, Class 1	482,313	22,205,712
Total Equity Funds		89,150,029
Total Variable Insurance Trusts
(Cost - $155,043,844)		145,396,988
Mutual Funds - 8.3%
Equity Funds - 8.3%
International Growth and Income Fund (Cost - $19,347,542)	523,708	14,391,508
Short-Term Investments - 5.9%
Money Market Funds - 5.9%
Dreyfus Government Cash Management, 2.75%(a)	10,315,258	10,315,258
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(a)	43,390	43,390
Total Short-Term Investments (Cost - $10,358,648)		10,358,648
Total Investments - 97.7%
(Cost - $184,750,034)		$170,147,144
Other Assets Less Liabilities - Net 2.3%		4,047,511
Total Net Assets - 100.0%		$174,194,655

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	44	12/16/2022	$3,673,560	$303,710
MSCI EAFE Future	Goldman Sachs & Co.	220	12/16/2022	18,266,600	1,549,090
MSCI Emerging Market Index Future	Goldman Sachs & Co.	112	12/16/2022	4,880,400	460,945
S&P 500 E-Mini Future	Goldman Sachs & Co.	203	12/16/2022	36,555,225	3,371,993
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	26	12/16/2022	5,741,320	518,620

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$6,204,358